Property and Equipment, Net - Schedule of Property and Equipment (Details)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 SGD ($)	Jun. 30, 2025 SGD ($)
Schedule of Property and Equipment [Line Items]
Subtotal	$ 43,061	$ 55,373	$ 241,890
Less: asset written off			(186,517)
Less: accumulated depreciation	(43,027)	(55,329)	(54,710)
Total	34	44	663
Office Equipment [Member]
Schedule of Property and Equipment [Line Items]
Subtotal	43,061	55,373	55,373
Office Furniture and Fixtures [Member]
Schedule of Property and Equipment [Line Items]
Subtotal			12,096
Leasehold Improvements [Member]
Schedule of Property and Equipment [Line Items]
Subtotal			94,516
Automobiles [Member]
Schedule of Property and Equipment [Line Items]
Subtotal			$ 79,905